Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Board and GNC Committee do not have a set policy with regard to the timing of equity grants. However, neither the Board nor the GNC Committee currently takes material nonpublic information into account when determining the timing of equity award grants in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, it is the Company’s practice to not release material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. The Company did not grant any stock options, stock-appreciation rights or similar option-like instructions to any Named Executive Officer during 2024.

Award Timing Method	The Board and GNC Committee do not have a set policy with regard to the timing of equity grants. However, neither the Board nor the GNC Committee currently takes material nonpublic information into account when determining the timing of equity award grants in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, it is the Company’s practice to not release material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	the Board nor the GNC Committee currently takes material nonpublic information into account when determining the timing of equity award grants in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, it is the Company’s practice to not release material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. The Company did not grant any stock options, stock-appreciation rights or similar option-like instructions to any Named Executive Officer during 2024.